Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantees And Contingent Liabilities (Textual) [Abstract]
Liability related to remaining Visa Litigation, carrying amount	$ 41,000,000
Total rental expense for operating leases	311,000,000	295,000,000	291,000,000
Representation and warranty reserve	83,000,000	240,000,000	160,000,000	180,000,000
Loss contingency range of possible loss maximum	200,000,000
Securities lending indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	5,261,000,000
Carrying amount
Collateral held	5,397,000,000
Tender option bond program guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	4,575,000,000
Carrying amount
Collateral held	4,604,000,000
Standby letters of credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	16,891,000,000
Approximate weighted-average term of potential future payments guaranteed under standby letter of credit arrangements	21 months
Carrying amount	71,000,000
Collateral held
Third-party borrowing arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	12,000,000
Carrying amount
Collateral held
Asset sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	3,656,000,000
Carrying amount	185,000,000
Collateral held
Reserve for potential loss related to sale or syndication of tax-advantage investments	102,000,000
Representation and warranty reserve	83,000,000	240,000,000
Decrease in representation and warranty due to settlement on loans sold to the Federal Home Loan Mortgage Corporation (Freddie Mac) between 2000 and 2008	157,000,000
Unresolved representation and warranty claims	89,000,000	131,000,000
Merchant processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	83,496,000,000
Carrying amount	69,000,000
Collateral held	648,000,000
Value of airline tickets purchased to deliver at future date	5,200,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets	538,000,000
Company held collateral in merchant escrow deposits	23,000,000
Liability primarily related to airline processing arrangements	58,000,000
Merchant escrow deposits held as collateral related to unresolved charge-backs	87,000,000
Recorded liability for potential losses related to unresolved charge-backs	11,000,000
Contingent consideration arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	12,000,000
Carrying amount	12,000,000
Collateral held
Minimum revenue guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	12,000,000
Carrying amount	12,000,000
Collateral held
Other [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential payments	468,000,000
Carrying amount
Collateral held